Stock Option Plans - Summary of Company's Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Number of Shares (in thousands)
Outstanding, beginning (in shares)	2,440,000
Granted (in shares)	320,000
Exercised (in shares)	0	(9,000)
Forfeited (in shares)	(41,000)
Expired (in shares)	(133,000)
Outstanding, ending (in shares)	2,586,000	2,440,000
Exercisable (in shares)	1,778,000
Vested and expected to vest (in shares)	2,562,000
Weighted Average Exercise Price
Outstanding beginning (in usd per share)	$ 4.51
Granted (in usd per share)	1.47
Exercised (in usd per share)	0
Forfeited (in usd per share)	4.63
Expired (in usd per share)	5.31
Outstanding ending (in usd per share)	4.09	$ 4.51
Exercisable (in usd per share)	4.63
Vested and expected to vest (in usd per share)	$ 4.12
Weighted Average Remaining Contractual Term (in years)
Outstanding (in years)	6 years 6 months 29 days	7 years 29 days
Exercisable (in years)	5 years 8 months 15 days
Vested and expected to vest (in years)	6 years 6 months 18 days
Aggregate Intrinsic Value (in thousands)
Outstanding	$ 223	$ 20
Exercisable	0
Vested and expected to vest	$ 213